UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

SEMI-ANNUAL REPORT September 30, 2011

NEIMAN LARGE CAP VALUE FUND (Unaudited)

                                               Neiman Large Cap Value Fund
                                          by Sectors (as a percentage of Net Assets)
                                                                  (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2011.

9/30/11 NAV $19.59
				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Neiman Large Cap Value Fund	-0.25%	-0.05%	1.71%	3.87%
S&P 500(B)	1.14%	1.23%	-1.18%	5.53%

Annual Fund Operating Expense Ratio (from 08/01/2011 Prospectus): Gross 1.86%, Net 1.48%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the Annual Fund Operating Expense Ratio was reported based on the Adviser’s contractual waiver which went effective May 9, 2011. For information regarding the Adviser’s contractual waiver, please see Note 4 in the Notes to the Financial Statements.

(A) 1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2011 Semi-Annual Report 1

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses
(Unaudited)

     Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 1, 2011 and held through September 30, 2011.

     The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2011 to
	April 1, 2011	September 30, 2011	September 30, 2011

Actual	$1,000.00	$881.24	$7.03

Hypothetical	$1,000.00	$1,017.60	$7.54
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2011 Semi-Annual Report 2

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Agriculture Chemicals
7,000	Mosaic Co. +	$ 342,790	1.50%
Aircraft Engines & Engine Parts
5,500	United Technologies Corp. +	386,980	1.69%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties
10,600	HJ Heinz Co. +	535,088	2.34%
Commercial Banks
8,200	Bank of Montreal (Canada) +	457,970	2.00%
Crude Petroleum & Natural Gas
4,500	Apache Corp. +	361,080
8,600	Noble Energy, Inc. +	608,880
7,900	Occidental Petroleum Corporation +	564,850
		1,534,810	6.70%
Electric Services
12,000	American Electric Power Co. Inc. +	456,240
15,000	Public Service Enterprise Group Inc. +	500,550
17,100	Southern Co. +	724,527
		1,681,317	7.34%
Electronic & Other Electrical Equipment (No Computer Equipment)
9,700	Emerson Electric Co. +	400,707	1.75%
Fats & Oils
8,000	Archer Daniels Midland Co. +	198,480	0.87%
Fire, Marine & Casualty Insurance
6,500	ACE Limited (Switzerland) +	393,900
6,600	The Chubb Corporation +	395,934
		789,834	3.45%
Food and Kindred Products
14,000	Kraft Foods Inc. +	470,120	2.05%
Gas & Other Services Combined
10,300	Sempra Energy +	530,450	2.32%
Hospitals & Medical Service Plans
13,600	Aetna Inc. +	494,224
9,700	UnitedHealth Group, Inc. +	447,364
		941,588	4.11%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
6,500	VF Corp. +	789,880	3.45%
Oil & Gas Field Machinery & Equipment
7,200	Baker Hughes Inc. +	332,280
10,900	National Oilwell Varco, Incorporated +	558,298
		890,578	3.89%
Oil, Gas Field Services, NBC
9,600	Schlumberger Limited +	573,408	2.50%
Petroleum Refining
6,300	Chevron Corp. +	583,317
8,800	Suncor Energy Inc. (Canada) +	223,872
		807,189	3.52%
Radio & TV Broadcasting & Communications Equipment
8,600	QUALCOMM Incorporated +	418,218	1.83%
Railroads, Line-Haul Operating
7,500	Canadian National Railway Company (Canada) +	499,350
6,600	Norfolk Southern Corp. +	402,732
4,500	Union Pacific Corporation +	367,515
		1,269,597	5.54%
Retail - Eating Places
7,300	McDonald's Corp. +	641,086	2.80%

+ Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 3

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Retail - Variety Stores
10,200	Costco Wholesale Corp. +	$ 837,726	3.66%
Rubber & Plastic Footwear
7,500	Nike Inc. Class B +	641,325	2.80%
Search, Detection, Navigation, Guidance, Aeronautical Systems
8,500	Raytheon Company +	347,395	1.52%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
8,600	Procter & Gamble Co. +	543,348	2.37%
Surgical & Medical Instruments & Apparatus
6,800	Becton, Dickinson and Company +	498,576	2.18%
Tobacco Products
17,800	Altria Group Inc. +	477,218
10,700	Philip Morris International, Inc. +	667,466
		1,144,684	4.99%
Wholesale-Drugs Properties & Druggists' Sundries
5,600	McKesson Corporation +	407,120	1.77%
Total for Common Stocks (Cost $17,434,929)		18,080,264	78.94%
	Other Assets in Excess of Liabilities	4,823,496	21.06%
	Net Assets	$ 22,903,760	100.00%

+ Portion or all of the Security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 4

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2011 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
ACE Limited (Switzerland) *
October 2011 Calls @ 67.50	2,000	$ 400
Aetna Inc. *
October 2011 Calls @ 45.00	4,000	120
January 2012 Calls @ 45.00	4,000	2,960
		3,080
Altria Group Inc. *
January 2012 Calls @ 29.00	4,000	1,960
American Electric Power Co. Inc. *
November 2011 Calls @ 38.00	2,000	2,700
January 2012 Calls @ 40.00	2,000	2,000
		4,700
Apache Corp. *
April 2012 Calls @ 120.00	2,000	2,560
Archer Daniels Midland Co. *
January 2012 Calls @ 31.00	4,000	1,760
Baker Hughes Inc. *
April 2012 Calls @ 65.00	2,500	4,825
Bank of Montreal (Canada) *
December 2011 Calls @ 65.00	2,500	875
Becton, Dickinson and Company *
December 2011 Calls @ 90.00	2,000	400
Canadian National Railway Company (Canada) *
January 2012 Calls @ 80.00	3,000	2,700
Chevron Corp. *
January 2012 Calls @ 115.00	2,000	1,380
The Chubb Corporation *
January 2012 Calls @ 65.00	2,500	5,775
Costco Wholesale Corp. *
January 2012 Calls @ 85.00	3,500	16,100
Emerson Electric Co. *
December 2011 Calls @ 52.50	3,500	1,400
HJ Heinz Co. *
January 2012 Calls @ 55.00	3,000	2,400
Kraft Foods Inc. *
January 2012 Calls @ 37.00	3,500	1,505
McDonald's Corp. *
December 2011 Calls @ 95.00	2,500	3,400
McKesson Corporation *
January 2012 Calls @ 85.00	2,500	3,500
Mosaic Co. *
December 2011 Calls @ 80.00	2,500	175
National Oilwell Varco, Incorporated *
January 2012 Calls @ 75.00	4,500	3,285
Nike Inc. Class B *
January 2012 Calls @ 100.00	3,000	7,020
Noble Energy, Inc. *
November 2011 Calls @ 90.00	3,500	2,205
Norfolk Southern Corp. *
December 2011 Calls @ 75.00	2,500	1,500
Occidental Petroleum Corporation *
January 2012 Calls @ 100.00	3,000	2,160
Philip Morris International, Inc. *
January 2012 Calls @ 75.00	3,000	960

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 5

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2011 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Procter & Gamble Co. *
October 2011 Calls @ 70.00	2,000	$ 80
January 2012 Calls @ 67.50	2,000	2,140
		2,220
Public Service Enterprise Group Inc. *
December 2011 Calls @ 35.00	3,500	4,025
QUALCOMM Incorporated *
January 2012 Calls @ 55.00	3,000	5,940
Raytheon Company *
November 2011 Calls @ 45.00	3,000	1,380
Schlumberger Limited *
January 2012 Calls @ 85.00	4,000	2,080
Sempra Energy *
October 2011 Calls @ 60.00	3,000	150
January 2012 Calls @ 55.00	4,000	5,200
		5,350
Southern Co. *
November 2011 Calls @ 41.00	1,500	3,510
January 2012 Calls @ 44.00	4,000	4,600
		8,110
Suncor Energy Inc. (Canada) *
December 2011 Calls @ 35.00	3,000	960
Union Pacific Corporation *
November 2011 Calls @ 100.00	2,000	780
UnitedHealth Group, Inc. *
December 2011 Calls @ 50.00	3,000	6,150
United Technologies Corp. *
November 2011 Calls @ 80.00	2,000	1,680
VF Corp. *
October 2011 Calls @ 130.00	3,000	9,030
Total (Premiums Received $245,761)		$ 123,730

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 6

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2011
Assets:
Investment Securities at Fair Value	$ 18,080,264
(Cost $17,434,929)
Cash	5,015,679
Prepaid Expenses	18,503
Receivables:
Dividends and Interest	44,731
Fund Shares Sold	10,117
Total Assets	23,169,294
Liabilities
Covered Call Options Written at Fair Value (Premiums Received $245,761)	123,730
Fund Shares Redeemed	90,408
Accrued Management Fees	16,004
Accrued Compliance Officer Expense	1,007
Accrued Trustees Fees	755
Other Accrued Expenses	33,630
Total Liabilities	265,534
Net Assets	$ 22,903,760
Net Assets Consist of:
Paid In Capital	$ 23,564,793
Accumulated Undistributed Net Investment Income	112,265
Realized Gain (Loss) on Investments and Options Written - Net	(1,540,664)
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	767,366
Net Assets, for 1,169,090 Shares Outstanding	$ 22,903,760
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($22,903,760/1,169,090 shares)	$ 19.59

Statement of Operations (Unaudited)
For the six month period ended September 30, 2011
Investment Income:
Dividends (Net of foreign withholding tax of $1,305)	$ 246,463
Interest	325
Total Investment Income	246,788
Expenses:
Investment adviser fees	118,882
Transfer agent fees & accounting fees	16,653
Registration expense	12,534
Administration fees	12,034
Audit fees	8,368
Legal fees	7,484
Custody fees	5,123
Printing and postage expense	3,009
Miscellaneous expense	3,009
Compliance officer expense	2,006
Insurance expense	2,196
Trustees fees	1,504
Total Expenses	192,802
Less:
Expense Waiver / Expense Reimbursement	(15,772)
Net Expenses	177,030
Net Investment Income	69,758
Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	(365,987)
Realized Gain (Loss) on Options Written	132,363
Change In Unrealized Appreciation/(Depreciation) on Investments	(2,963,734)
Change In Unrealized Appreciation/(Depreciation) on Options Written	177,265
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	(3,020,093)

Net Increase (Decrease) in Net Assets from Operations	$ (2,950,335)

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2011	4/1/2010
	to	to
	9/30/2011	3/31/2011
From Operations:
Net Investment Income	$ 69,758	$ 42,507
Net Realized Gain/(Loss) on Investments	(365,987)	831,092
Net Realized Gain on Options Written	132,363	150,108
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	(2,786,469)	1,607,836
Increase/(Decrease) in Net Assets from Operations	(2,950,335)	2,631,543
From Distributions to Shareholders:
Net Investment Income	-	(53,347)
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	(53,347)
From Capital Share Transactions:
Proceeds From Sale of Shares	7,055,268	12,565,743
Shares Issued on Reinvestment of Dividends	-	53,274
Cost of Shares Redeemed	(4,481,365)	(5,761,266)
Net Increase (Decrease) from Shareholder Activity	2,573,903	6,857,751
Net Increase (Decrease) in Net Assets	(376,432)	9,435,947
Net Assets at Beginning of Period	23,280,192	13,844,245
Net Assets at End of Period (Including Accumulated	$ 22,903,760	$ 23,280,192
Undistributed Net Investment Income of $112,265 and $42,507)
Share Transactions:
Issued	327,888	606,540
Reinvested	-	3,005
Redeemed	(205,832)	(281,103)
Net Increase (Decrease) in Shares	122,056	328,442
Shares Outstanding at Beginning of Period	1,047,034	718,592
Shares Outstanding at End of Period	1,169,090	1,047,034

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout	4/1/2011		4/1/2010	4/1/2009	4/1/2008	4/1/2007	4/1/2006
the period:	to		to	to	to	to	to
	9/30/2011		3/31/2011	3/31/2010	3/31/2009	3/31/2008	3/31/2007
Net Asset Value -
Beginning of Period	$ 22.23		$ 19.27	$ 15.29	$ 21.77	$ 22.17	$ 21.00
Net Investment Income (a)	0.06		0.05	0.07	0.18	0.25	0.23
Net Gains or Losses on Securities
(realized and unrealized)	(2.70)		2.98	4.02	(6.43)	1.55	2.88
Total from Investment Operations	(2.64)		3.03	4.09	(6.25)	1.80	3.11
Distributions (From Net Investment Income)	0.00		(0.07)	(0.11)	(0.03)	(0.22)	(0.22)
Distributions (From Capital Gains)	0.00		0.00	0.00	(0.20)	(1.98)	(1.72)
Total Distributions	0.00		(0.07)	(0.11)	(0.23)	(2.20)	(1.94)
Net Asset Value -
End of Period	$ 19.59		$ 22.23	$ 19.27	$ 15.29	$ 21.77	$ 22.17
Total Return (b)	(11.88)%	*	15.83%	26.87%	(29.04)%	8.20%	15.18%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 22,904		$ 23,280	$ 13,844	$ 11,618	$ 4,438	$ 2,846
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.62%	**	1.83%	2.09%	2.49%	3.55%	4.46%
Ratio of Net Investment Income (Loss) to Average
Net Assets	0.45%	**	0.16%	0.06%	0.22%	-0.66%	-1.65%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.49%	**	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.58%	**	0.26%	0.40%	0.96%	1.14%	1.06%
Portfolio Turnover Rate	31.66%	*	35.26%	74.34%	101.01%	80.43%	116.86%

* Not Annualized. ** Annualized.
(a) Based on Average Shares Outstanding. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
September 30, 2011
(UNAUDITED)

1.) ORGANIZATION:
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there are two series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on April 1, 2003. The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 8.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008 -2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2011 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

2011 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$18,080,264	$0	$0	$18,080,264
Total	$18,080,264	$0	$0	$18,080,264

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$123,730	$0	$123,730
Total	$0	$123,730	$0	$123,730

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2011. There were no transfers into or out of level 1 and level 2 during the six month period ended September 30, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2011, the Adviser earned management fees totaling $118,882 before the waiver of management fees and reimbursement of expenses described below. Through May 8, 2011, the Adviser had contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.75% of the Fund’s average daily net assets. Effective May 9, 2011, the Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets through July 31, 2012. The fee waiver will automatically terminate on July 31, 2012 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before July 31, 2012. The Board of Trustees may terminate the fee waiver at any time.

2011 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

For the six month period ended September 30, 2011, the Adviser waived fees and/or reimbursed expenses totaling $15,772 to the Fund. The Fund owed the Adviser $16,004 at September 30, 2011. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) CAPITAL STOCK
The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at September 30, 2011 was $23,564,793, representing 1,169,090 shares outstanding.

6.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,188,896 and $6,430,965, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2011 was $17,434,929, and premiums received from options written was $245,761.

At September 30, 2011, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,063,563	($1,296,197 )	$767,366

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2011, National Financial Services LLC, for the benefit of its customers, owned, in the aggregate, 65.01% of the Fund, and therefore may be deemed to control the Fund.

8.) WRITTEN OPTIONS
As of September 30, 2011, Fund portfolio securities valued at $6,735,010 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the six month period ended September 30, 2011 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2011	730	$120,216
Options written	1,725	$313,070
Options terminated in closing purchase transactions	(85)	($17,615)
Options expired	(770)	($115,868)
Options exercised	(380)	($54,042)
Options outstanding at September 30, 2011	1,220	$245,761

The location on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	($123,730)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2011 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$132,363	Appreciation/(Depreciation)	$177,265
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal

2011 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

9.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions was as follows:

Distributions paid from:

	Six Months ended	Year ended
	September 30, 2011	March 31, 2011
Ordinary Income:	$ 0	$ 53,347
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	0
	$ 0	$ 53,347

As of September 30, 2011 there were no differences between book basis and tax basis.

10.) LOSS CARRYFORWARDS
At March 31, 2011 the Fund had available for federal tax purposes an unused capital loss carry-forward of $1,148,086, of which $589,112 expires in 2017 and $558,974 expires in 2018. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

2011 Semi-Annual Report 13

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

SEMI-ANNUAL REPORT September 30, 2011

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2011.

		Since
	1Year	Inception(A)
CLASS A (with sales charge)*	-10.13%	-3.41%
CLASS A (without sales charge)*	-4.64%	1.44%
CLASS C (with CDSC)**	-6.31%	-0.09%
CLASS C (without CDSC)**	-5.36%	0.74%
S&P 500 Index (B)	1.14%	4.72%

Annual Fund Operating Expense Ratio (from 08/01/11 Prospectus): Class A - Gross 4.90%, Net 2.31%
                                                                                                         Class C - Gross 5.65%, Net 3.06%

The Annual Fund Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund commenced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2011 Semi-Annual Report 1

NEIMAN BALANCED ALLOCATION FUND

                                                  Neiman Balanced Allocation Fund
                                                 by Sectors (as a percentage of Net Assets)
                                                                         (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2011 Semi-Annual Report 2

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, April 1, 2011 through September 30, 2011.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2011 to
	April 1, 2011	September 30, 2011	September 30, 2011

Actual	$1,000.00	$884.82	$6.85

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2011 to
	April 1, 2011	September 30, 2011	September 30, 2011

Actual	$1,000.00	$880.91	$10.37

Hypothetical	$1,000.00	$1,014.04	$11.11
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2011 Semi-Annual Report 3

Neiman Balanced Allocation Fund

		Schedule of Investments
		September 30, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
50,408	Amana Growth Fund	$ 1,114,514
35,768	Appleseed Fund	440,668
13,637	Delaware Select Growth Fund - Class A *	440,876
26,161	Intrepid Small Cap Value Fund - Institutional Class	401,310
144,230	Ivy High Income Fund - Class Y	1,132,207
85,821	Neiman Large Cap Value Fund +	1,681,237
51,424	Neuberger Berman Real Estate Fund - Trust Class	536,351
252,162	PIMCO Total Return Fund - Institutional Class	2,720,829
33,122	Rice Hall James Small Cap Portfolio - Institutional Class *	388,851
40,522	Thornburg International Growth Fund - Class A	541,778
6,486	The Tocqueville Gold Fund	484,989
64,223	Virtus Emerging Markets Opportunities Fund - Class I	529,836
18,252	Wells Fargo Advantage Growth Fund - Investor Class *	574,202
Total for Mutual Funds (Cost $11,604,996)		10,987,648	97.46%
Money Market Funds
174,683	Fidelity Money Market Pt Cl Select 0.07% **	174,683
Total for Money Market Funds (Cost $174,683)		174,683	1.55%
	Total Investments	11,162,331	99.01%
	(Cost $11,779,679)
	Other Assets in Excess of Liabilities	111,473	0.99%
	Net Assets	$ 11,273,804	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security; The Yield Rate shown represents
the rate at September 30, 2011.

The accompanying notes are an integral part of these
financial statements.

2011 Semi-Annual Report 4

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2011
Assets:
Unaffiliated Investment Securities at Fair Value	$ 9,481,094
(Cost - $9,999,823)
Affiliated Investment Securities at Fair Value	1,681,237
(Cost - $1,779,856)
Cash	28,740
Due from Adviser	4,308
Prepaid Expenses	1,430
Receivables:
Dividends and Interest	6,719
Fund Shares Sold	122,220
Total Assets	11,325,748
Liabilities:
Accrued Distribution and Service (12b-1) Fees	17,377
Accrued Compliance Officer Expense	954
Accrued Trustees Fees	715
Other Accrued Expenses	32,898
Total Liabilities	51,944
Net Assets	$ 11,273,804
Net Assets Consist of:
Paid In Capital	12,164,006
Accumulated Undistributed Net Investment Income/(Loss)	2,999
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	(275,853)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(617,348)
Net Assets	$ 11,273,804

Class A
Net Assets	$ 5,614,961
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	553,608
Net Asset Value and Redemption Price Per Share	$ 10.14
Maximum Offering Price Per Share ($10.14/0.9425) (a)	$ 10.76

Class C
Net Assets	$ 5,658,843
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	562,776
Net Asset Value and Offering Price Per Share	$ 10.06
Redemption Price Per Share ($10.06 x 0.99) (b)	$ 9.96

(a) Reflects a maximum sales charge of 5.75% .
(b) A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 5

Neiman Balanced Allocation Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2011
Investment Income:
Dividends from Unaffiliated Funds	$ 78,426
Interest from Unaffiliated Funds	113
Total Investment Income	78,539
Expenses:
Investment adviser fees	53,676
Transfer agent fees & accounting fees	18,434
Distribution and service (12b-1) fees - Class A	6,989
Distribution and service (12b-1) fees - Class C	25,718
Administration fees	15,041
Audit fees	8,689
Registration expense	7,503
Custody fees	7,219
Legal fees	6,646
Miscellaneous expense	3,009
Printing and postage expense	2,507
Insurance expense	2,174
Compliance officer expense	2,006
Trustees fees	1,504
Total Expenses	161,115
Less:
Expense Waiver / Expense Reimbursement	(63,996)
Net Expenses	97,119
Net Investment Income/(Loss)	(18,580)

Realized and Unrealized Gain/(Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investments	934
Realized Gain/(Loss) on Unaffiliated Investments	(406,571)
Realized Gain/(Loss) on Affiliated Investments	-
Change In Unrealized Appreciation/(Depreciation) on Investments	(963,918)
Net Realized and Unrealized Gain/(Loss) on Investments	(1,369,555)

Net Increase/(Decrease) in Net Assets from Operations	$ (1,388,135)

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 6

Neiman Balanced Allocation Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2011	7/6/2010*
	to	to
	9/30/2011	3/31/2011
From Operations:
Net Investment Income/(Loss)	$ (18,580)	$ 2,144
Capital Gain Distributions from Investments	934	41,768
Net Realized Gain/(Loss) on Investments	(406,571)	124,119
Change in Net Unrealized Appreciation (Depreciation) on Investments	(963,918)	346,570
Increase/(Decrease) in Net Assets from Operations	(1,388,135)	514,601
From Distributions to Shareholders:
Net Investment Income
Class A	-	(6,017)
Class C	-	(565)
Net Realized Gain from Security Transactions
Class A	-	(5,742)
Class C	-	(4,344)
Change in Net Assets from Distributions	-	(16,668)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	1,619,857	5,363,634
Class C	2,268,780	4,107,983
Shares Issued on Reinvestment of Dividends
Class A	-	9,616
Class C	-	4,645
Cost of Shares Redeemed
Class A	(428,891)	(547,256)
Class C	(185,860)	(48,502)
Net Increase (Decrease) from Shareholder Activity	3,273,886	8,890,120
Net Increase (Decrease) in Net Assets	1,885,751	9,388,053
Net Assets at Beginning of Period	9,388,053	-
Net Assets at End of Period (Including Accumulated	$ 11,273,804	$ 9,388,053
Undistributed Net Investment Income of $2,999 and $21,579)
Share Transactions:
Issued
Class A	146,953	494,724
Class C	205,928	377,981
Reinvested
Class A	-	864
Class C	-	418
Redeemed
Class A	(39,637)	(49,296)
Class C	(17,193)	(4,358)
Net Increase (Decrease) in Shares	296,051	820,333

* The Fund commenced operations on July 6, 2010 and commencement of invest ment operations was July 16, 2010.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 7

Neiman Balanced Allocation Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2011		7/6/2010*
	to		to
	9/30/2011		3/31/2011
Net Asset Value -
Beginning of Period	$ 11.46		$ 10.00
Net Investment Income/(Loss) (a)	0.00		0.03
Net Gains or Losses on Securities
(realized and unrealized)	(1.32)		1.47
Total from Investment Operations	(1.32)		1.50

Distributions (From Net Investment Income)	0.00		(0.02)
Distributions (From Capital Gains)	0.00		(0.02)
Total Distributions	0.00		(0.04)
Net Asset Value -
End of Period	$ 10.14		$ 11.46
Total Return (b)	(11.52)%	***	14.99%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 5,615		$ 5,116
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.64%	**	4.04%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	-1.18%	**	-2.22%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45%	**	1.45%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	0.01%	**	0.37%	**
Portfolio Turnover Rate	66.66%	***	53.13%	***
Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2011		7/6/2010*
	to		to
	9/30/2011		3/31/2011
Net Asset Value -
Beginning of Period	$ 11.42		$ 10.00
Net Investment Income/(Loss) (a)	(0.04)		(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	(1.32)		1.47
Total from Investment Operations	(1.36)		1.44

Distributions (From Net Investment Income)	0.00		0.00	(c)
Distributions (From Capital Gains)	0.00		(0.02)
Total Distributions	0.00		(0.02)
Net Asset Value -
End of Period	$ 10.06		$ 11.42
Total Return (b)	(11.91)%	***	14.53%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 5,659		$ 4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	3.39%	**	4.79%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	-1.92%	**	-2.94%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	2.20%	**	2.20%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	-0.73%	**	-0.35%	**
Portfolio Turnover Rate	66.66%	***	53.13%	***

* The Fund commenced operations on July 6, 2010. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding. (b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005. (d) Represents performance beginning on the first day of security trading (July 16, 2010). (e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments. (f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2011 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
September 30, 2011
(UNAUDITED)

1.) ORGANIZATION:
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there are two series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases

2011 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

 in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Short-term and long-term capital gain distributions from underlying investments are recorded on the ex-date and are recorded as capital gain distributions from investment companies. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are bourne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

2011 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,987,648	$0	$0	$10,987,648
Money Market Funds	174,683	0	0	174,683
Total	$11,162,331	$0	$0	$11,162,331

The Fund did not hold any Level 3 assets during the six month period ended September 30, 2011. There were no transfers into or out of level 1 and level 2 during the fiscal period ended September 30, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

Holding and transactions in Neiman Large Cap Value Fund, an affiliated fund, during the six month period ended September 30, 2011 were as follows:

Shares Held March 31, 2011	61,364
Purchases	24,457
Sales	0
Shares Held September 30, 2011	85,821

The aggregate cost and value of the Fund’s investment in Neiman Large Cap Value Fund at September 30, 2011 was $1,779,856 and $1,681,237, respectively. The investment represented 14.91% of total net assets as of September 30, 2011. For the six month period ended September 30, 2011, there were no dividends received from Neiman Large Cap Value Fund.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2011, the Adviser earned management fees totaling $53,676 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2012. For the six month period ended September 30, 2011, the Adviser waived fees and/or reimbursed expenses totaling $63,996. The Adviser owed the Fund $4,308 at September 30, 2011. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

2011 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for its services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the six month period ended September 30, 2011, there were $6,989 and $25,718 of 12b-1 fees incurred by Class A and Class C, respectively. As of September 30, 2011, $17,377 was available for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2011, the Adviser received $3,366, which represented a portion of the total sales charges incurred by Class A shareholders at the time of purchase. Such sales charges are provided to the Adviser to reimburse certain distribution expenses related to Class A. Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. (“NEXT”). Those individuals received $21,729 resulting from the sale of Class A shares and $3,258 from advanced contingent deferred sales charges associated with the sale of Class C shares during the period April 1, 2011 through September 30, 2011.

Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

During the six month period ended September 30, 2011, the Adviser received $1,842 resulting from CDSC fee incurred by Class C shareholders.

7.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $10,233,337 and $7,055,168, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2011 was $11,779,679.

At September 30, 2011, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$20,507	($637,855)	($617,348)

There were no differences between book basis and tax basis unrealized appreciation /(depreciation).

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were no distributions paid for Class A for the six month period ended September 30, 2011.

The tax character of distributions for the Class A was as follows:

Distributions paid from Class A:

	Six Months Ended	Period June 6, 2010
	September 30, 2011	through March 31, 2011
Ordinary Income:	$ 0	$ 6,017
Short-term Capital Gain:	0	5,742
Long-term Capital Gain:	0	0
	$ 0	$ 11,759

2011 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

There were no distributions paid for Class C for the six month period ended September 30, 2011.

The tax character of distributions for the Class C was as follows:

Distributions paid from Class C:
	Six Months Ended	Period June 6, 2010
	September 30, 2011	through March 31, 2011
Ordinary Income:	$ 0	$ 565
Short-term Capital Gain:	0	4,344
Long-term Capital Gain:	0	0
	$ 0	$ 4,909

2011 Semi-Annual Report 13

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds By: /s/Harvey Neiman Harvey Neiman President Date: 12/1/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman Harvey Neiman President Date: 12/1/2011

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer Date: 12/5/11